Property, plant and equipment - Right-of-use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 12,206	$ 12,774
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	11,837	12,537
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	139	121
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 230	$ 116